CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2023
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

11 CONTINGENT LIABILITIES

The Group has been involved in legal proceedings and there have been no significant changes in respect of these legal proceedings for the period ended 30 June 2023. Further information on legal proceedings impacting the Group are detailed in the published consolidated financial statements for the year ended 31 December 2022.